Employment Costs	12 Months Ended
Dec. 31, 2019
Employment Costs
Employment Costs

12.	EMPLOYMENT COSTS

During the year ended December 31, 2019, the Group recorded $15,648 (2018 – $17,168) in salaries and benefits, including share-based payments of $3,970 (2018 – $4,734) and amounts paid to HDSI for services provided to the Group by HDSI personnel (note 9(b)).